Nature of the Business - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	3 Months Ended		12 Months Ended
	Nov. 06, 2021	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Class of Stock
Net loss			$ (37,062)	$ (33,266)
Accumulated deficit		$ 521,340	558,402		$ 521,340
Cash		$ 310,338	268,558	$ 239,012	310,338
Proceeds of issuance of ordinary shares, net of issuance costs					$ 29,600
Exercise price of warrant	$ 7.35
American Depositary Shares Under Blackstone Agreement
Class of Stock
Class of warrant, number of securities called by warrants or rights	3,265,306
Blackstone
Class of Stock
Variable consideration amount at agreement inception			150,000
Blackstone | Affiliated Entity
Class of Stock
Contract with customer, liability gross			50,000
Variable consideration amount			$ 100,000
Ordinary Shares
Class of Stock
Number of shares issued in transaction		17,985,611			3,787,972
Per share price of issuance (usd per share)	$ 5.56
Sale of stock, consideration received	$ 100,000
Proceeds of issuance of ordinary shares, net of issuance costs	$ 98,000
Ordinary Shares | Ordinary Shares Represented by ADSs Under Blackstone Agreement
Class of Stock
Class of warrant, number of securities called by warrants or rights	3,265,306